Other Comprehensive Income (Loss) (Details 3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 29,673,000	$ (125,514,000)	$ 164,083,000	$ (203,542,000)
Total reclassification for the period			(27,532,000)	(43,864,000)
Gain Loss Cash Flow Hedge [Member]
Total before tax			18,194,000	37,931,000
Tax expense or benefit			(5,188,000)	10,414,000
Net of tax			13,006,000	27,517,000
Interest Rate Contract Cash Flow Hedge [Member]
Interest Income Expense Net			18,581,000	21,675,000
Foreign Exchange Contract Cash Flow Hedge [Member]
Costs Of Revenue			(387,000)	16,256,000
Actuarial Gain Loss Pensions [Member]
Actuarial (gains)/losses			(23,053,000)	(25,995,000)
Total before tax			(23,053,000)	(25,995,000)
Tax expense or benefit			(8,527,000)	9,648,000
Net of tax			$ 14,526,000	$ 16,347,000